Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by new pay versus performance (“PVP”) rules adopted by the SEC in 2022 and in effect for the first time for this Proxy Statement, the following Pay Versus Performance table (“PVP Table”) provides SEC-required information about compensation for 2022 for this Proxy Statement’s NEOs, as well as our named executive officers from our 2022 and 2021 Proxy Statements (each of 2020, 2021 and 2022, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below as “PVP NEOs.” The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:
•	The information in columns (b) and (d) of the PVP Table comes directly from this year’s or prior year’s Summary Compensation Table, without adjustment; and
•
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years.

2022 Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($) (c)(1)(2)	Average SCT Total for Non- PEO NEOs ($) (d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)(1)(2)	Total Shareholder Return ($) (f)(3)	Peer Group Total Shareholder Return ($) (g)(3)(4)	Net Income ($) (h)(5)	Adjusted Operating Profit ($) (i)(6)
2022	4,416,441	1,310,340	1,059,133	674,005	89	128	66.2	116.2
2021	4,582,126	4,881,738	1,607,476	1,354,921	118	141	57.3	112.8
2020	4,576,670	4,508,721	1,626,838	1,582,999	101	112	(79.8)	100.2
(1)
Thomas Amato was our principal executive officer (“PEO”) for each Covered Year. For 2022, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik and John Schaefer. For 2021, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik, John Schaefer, Robert Zalupski and Joshua Sherbin. For 2020, our non-PEO PVP NEOs were Robert Zalupski and Joshua Sherbin.

(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For PEO:
- SCT “Stock Awards” column value	$(3,029,698)	$(2,615,535)	$(2,612,732)
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,554,977	$2,983,949	$3,551,453
+/- change in fair value of outstanding equity awards granted in prior years	$(2,177,121)	$(108,880)	$(354,784)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(459,728)	$40,078	$(651,886)
+ includable dividends/earnings on equity awards during Covered Year	$5,469	$—	$—
Sub-Total	$(3,106,101)	$299,612	$(67,949)
For Non-PEO PVP NEOs (Average):
- SCT “Stock Awards” column value	$(450,836)	$(693,642)	$(653,171)
+ year-end fair value of outstanding equity awards granted in Covered Year	$380,195	$387,119	$887,847
Item and Value Added (Deducted)	2022	2021	2020
+/- change in fair value of outstanding equity awards granted in prior years	$(274,380)	$27,301	$(88,529)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(40,656)	$24,711	$(189,986)
+ includable dividends/earnings on equity awards during Covered Year	$548	$1,956	$—
Sub-Total	$(385,129)	$(252,555)	$(43,839)
(3)
Total shareholder return (“TSR”) for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Industrials Index (the “Peer Group”), which is also the peer group used to measure the Company’s TSR-based equity award attainment.

(5)	Net income is calculated as the consolidated net income (loss) of the Company and its subsidiaries, determined in accordance with U.S. GAAP. Dollar values are in millions.
(6)
For purposes of this PVP disclosure, Adjusted Operating Profit is calculated based on the Company’s Adjusted Operating Profit as used for external reporting purposes, adjusted to exclude the effect of Special Items as defined by the Company. Dollar values are in millions. See Appendix I: Additional Information Regarding Special Items Impacting Reported GAAP Financial Measures in our fourth quarter and full year earnings releases for the related periods for detailed reconciliations to GAAP results.

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote [Text Block]
(1)
Thomas Amato was our principal executive officer (“PEO”) for each Covered Year. For 2022, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik and John Schaefer. For 2021, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik, John Schaefer, Robert Zalupski and Joshua Sherbin. For 2020, our non-PEO PVP NEOs were Robert Zalupski and Joshua Sherbin.

Peer Group Issuers, Footnote [Text Block]
(4)
For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Industrials Index (the “Peer Group”), which is also the peer group used to measure the Company’s TSR-based equity award attainment.

PEO Total Compensation Amount	$ 4,416,441	$ 4,582,126	$ 4,576,670
PEO Actually Paid Compensation Amount	$ 1,310,340	4,881,738	4,508,721
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For PEO:
- SCT “Stock Awards” column value	$(3,029,698)	$(2,615,535)	$(2,612,732)
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,554,977	$2,983,949	$3,551,453
+/- change in fair value of outstanding equity awards granted in prior years	$(2,177,121)	$(108,880)	$(354,784)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(459,728)	$40,078	$(651,886)
+ includable dividends/earnings on equity awards during Covered Year	$5,469	$—	$—
Sub-Total	$(3,106,101)	$299,612	$(67,949)
For Non-PEO PVP NEOs (Average):
- SCT “Stock Awards” column value	$(450,836)	$(693,642)	$(653,171)
+ year-end fair value of outstanding equity awards granted in Covered Year	$380,195	$387,119	$887,847
Item and Value Added (Deducted)	2022	2021	2020
+/- change in fair value of outstanding equity awards granted in prior years	$(274,380)	$27,301	$(88,529)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(40,656)	$24,711	$(189,986)
+ includable dividends/earnings on equity awards during Covered Year	$548	$1,956	$—
Sub-Total	$(385,129)	$(252,555)	$(43,839)

Non-PEO NEO Average Total Compensation Amount	$ 1,059,133	1,607,476	1,626,838
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,005	1,354,921	1,582,999
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For PEO:
- SCT “Stock Awards” column value	$(3,029,698)	$(2,615,535)	$(2,612,732)
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,554,977	$2,983,949	$3,551,453
+/- change in fair value of outstanding equity awards granted in prior years	$(2,177,121)	$(108,880)	$(354,784)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(459,728)	$40,078	$(651,886)
+ includable dividends/earnings on equity awards during Covered Year	$5,469	$—	$—
Sub-Total	$(3,106,101)	$299,612	$(67,949)
For Non-PEO PVP NEOs (Average):
- SCT “Stock Awards” column value	$(450,836)	$(693,642)	$(653,171)
+ year-end fair value of outstanding equity awards granted in Covered Year	$380,195	$387,119	$887,847
Item and Value Added (Deducted)	2022	2021	2020
+/- change in fair value of outstanding equity awards granted in prior years	$(274,380)	$27,301	$(88,529)
+/- change in fair value of prior-year equity awards vested in Covered Year	$(40,656)	$24,711	$(189,986)
+ includable dividends/earnings on equity awards during Covered Year	$548	$1,956	$—
Sub-Total	$(385,129)	$(252,555)	$(43,839)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts provide, across the Covered Years, a description of the relationships between (1) our cumulative TSR and the cumulative TSR for the PVP Peer Group reflected in the PVP Table above, (2) PEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above, and (3) non-PEO PVP NEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above:

Compensation Actually Paid vs. Net Income [Text Block]
The following charts provide, across the Covered Years, a description of the relationships between (1) our cumulative TSR and the cumulative TSR for the PVP Peer Group reflected in the PVP Table above, (2) PEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above, and (3) non-PEO PVP NEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts provide, across the Covered Years, a description of the relationships between (1) our cumulative TSR and the cumulative TSR for the PVP Peer Group reflected in the PVP Table above, (2) PEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above, and (3) non-PEO PVP NEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above:

Total Shareholder Return Vs Peer Group [Text Block]
The following charts provide, across the Covered Years, a description of the relationships between (1) our cumulative TSR and the cumulative TSR for the PVP Peer Group reflected in the PVP Table above, (2) PEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above, and (3) non-PEO PVP NEO CAP and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above:

Tabular List [Table Text Block]
2022 Tabular List

The following Tabular List provides what we believe represent the most important financial performance measures (including Adjusted Operating Profit) we used to link CAP to our PEO and Non-PEO PVP NEOs for 2022 to our performance for 2022:
Adjusted Operating Profit
Adjusted Earnings per Share
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 89	118	101
Peer Group Total Shareholder Return Amount	128	141	112
Net Income (Loss)	$ 66,200,000	$ 57,300,000	$ (79,800,000)
Company Selected Measure Amount	116,200,000	112,800,000	100,200,000
PEO Name	Thomas Amato	Thomas Amato	Thomas Amato
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Sub-Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,106,101)	$ 299,612	$ (67,949)
PEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,029,698)	(2,615,535)	(2,612,732)
PEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,554,977	2,983,949	3,551,453
PEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,177,121)	(108,880)	(354,784)
PEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(459,728)	40,078	(651,886)
PEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,469	0	0
Non-PEO NEO [Member] | Sub-Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(385,129)	(252,555)	(43,839)
Non-PEO NEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(450,836)	(693,642)	(653,171)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	380,195	387,119	887,847
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(274,380)	27,301	(88,529)
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,656)	24,711	(189,986)
Non-PEO NEO [Member] | Includable Dividends/Earnings on Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 548	$ 1,956	$ 0